Employee benefits - Summary of Weighted Average Duration of Defined Benefit Obligations (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	11 years 6 months	11 years 10 months 24 days
Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	15 years 8 months 12 days	11 years 9 months 18 days